Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)		6 Months Ended	12 Months Ended
	May 06, 2024	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Line Items]
Cash		$ 426,052	$ 2,412,564	$ 0
Unrecognized tax benefits		0	0	0
Amounts accrued for interest and penalties		0	0	$ 0
Transaction costs of stock	$ 14,560,986	14,560,986	14,560,986
Upfront discount on underwriters	5,750,000	5,750,000	5,750,000
Deferred underwriting fees	10,062,500	10,062,500	10,062,500
Other offering cost	557,236	557,236	557,236
Reimbursement of underwriters fee	$ 1,808,750	1,808,750	1,808,750
Cash and Cash Equivalents		0	0
Maximum Threshold Limit Of Withdrawal For Working Capital Deficit		1,000,000	1,000,000
Net amounts of withdrawn from working capital requirements		1,000,000	1,000,000
Remaining available permitted withdrawal for working capital deficit		0
Maximum threshold limit renewed for withdrawal for working capital deficit		1,000,000
Withdrawn amount for working capital deficit			1,000,000
US Treasury Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Accounting Policies [Line Items]
Debt Securities, Held-to-Maturity, Fair Value		302,369,000	296,133,481
Money Market Investment [Member] | Fair Value, Inputs, Level 1 [Member]
Accounting Policies [Line Items]
Debt Securities, Held-to-Maturity, Fair Value		$ 816	$ 2,216